7. CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

12% Convertible notes

The Company issued $530,000 in convertible notes on December 27, 2013.  These notes have an interest rate of 12%, paid quarterly, and mature on October 31, 2018.  They are convertible at any time to shares of stock at $5.00 per share.  After November 1, 2015, the Company can force conversion of these notes if the trading stock price has exceeded $10 for 20 consecutive trading days.

The Company paid commission of $63,600 and incurred other debit issuance costs of $2,540. The Company also issued 10,600 warrants with an exercise price of $5.00 per share as further compensation to the broker dealer who raised this funding for us.

We valued the convertible feature of the 12% convertible notes and the warrants issued to the broker dealer using the Black Scholes valuation model, assuming an expected life of 4.8 years, an annual volatility factor of 127%, a risk free interest rate of 1.65%, and $0 dividends.  The debt discount on these convertible notes payable will be amortized over the life of the notes from December 27, 2013 through October 31, 2018 on a straight line basis that approximates the effective interest rate method.

8 ½% Convertible Note Payable

The Company executed a mortgage on their Pueblo West property in the amount of $170,000 at 8 ½% interest amortized over 15 years with a maturity date of  December 31, 2018.  This note is convertible at any time at $5.00 per share.

We valued the convertible feature of the 8 ½% Convertible note payable using the Black Scholes valuation model, assuming an expected life of 4.8 years, an annual volatility factor of 104%, a risk free interest rate of 1.65%, and $0 dividends.  The debt discount on this convertible note payable will be amortized over the life of the note from January 1, 2014 through January 2019 on a straight line basis that approximates the effective interest rate method

The table below summarizes our Convertible Notes activity during the year ended December 31, 2013:

	Convertible Notes Payable	Debt Discount	Convertible Notes Payable, Net
June 5, 2013 (Inception)	$-	$-	$-
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	530,000	(278,853)	251,147
8% convertible notes issued December 31,2013	170,000	(77,104)	92,896
Amortization of debt discount	-	794	794
Total	700,000	(355,163)	344,837
Current portion of debt	(5,356)	2,426	(2,930)
Long term portion at December 31, 2013	$694,644	$(352,737)	$341,907